Goodwill and Intangible Assets (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Note 8. Goodwill and Intangible Assets
Goodwill

Balance as of December 31, 2024	$667,936
Impairment	(346,557)
Other	2,084
Balance as of June 30, 2025	$323,463

In addition to annual impairment testing of goodwill, which is performed in the fourth quarter of each fiscal year, the Company continuously monitors for events and circumstances that could negatively impact the key assumptions used in determining fair value and therefore would require interim impairment testing, including long-term revenue growth projections, profitability, discount rates, volatility in the Company’s market capitalization and general industry, market and macroeconomic conditions. During the three and six months ended June 30, 2025 (Successor), the Company recorded $113,344 and $346,557 non-deductible, non-cash goodwill impairment charges, respectively, within the condensed consolidated statements of operations and comprehensive income (loss) due to sustained decreases in the Company’s publicly quoted share price and market capitalization, which were, at least in part, sensitive to the general downward volatility experienced in the stock market in late February 2025 through April 2025. The Company’s stock price had not yet recovered as of June 30, 2025.
The Company’s June 30, 2025 and March 31, 2025 goodwill impairment testing was performed using the income approach via a discounted cash flow model. The income approach estimates fair value by converting future cash flows to a current amount on the measurement date after taking into consideration marketplace conditions. Assumptions including discount rate and estimated future cash flows had a significant impact to the estimated fair value of the reporting unit. These fair values are Level 3 assets in the fair value hierarchy.
In the event there are further adverse changes in the Company’s projected cash flows or further changes in key assumptions, including but not limited to an increase in the discount rate and further decline in the Company’s stock price, the Company may be required to record additional non-cash impairment charges to goodwill. Such non-cash charges could have a material adverse effect on the Company’s condensed consolidated statements of operations and comprehensive income (loss) and condensed consolidated balance sheets in the reporting period of the charge.
Other intangible assets, net

	June 30, 2025				December 31, 2024
Intangible Asset	Weighted-Average Amortization Period Remaining (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade names	15.3	17,800	(833)	16,967	17,800	$(277)	$17,523
Customer relationships	2.3	4,600	(1,149)	3,451	4,600	$(382)	$4,218
Developed technology	8.5	165,100	(14,198)	150,902	165,100	$(4,718)	$160,382
Other finite-lived intangible assets	2.4	30	(5)	25	30	—	$30
Total intangible assets		$187,530	$(16,185)	$171,345	$187,530	$(5,377)	$182,153

Amortization expense of $5,405 and $10,808 was recognized for the three and six months ended June 30, 2025 (Successor), respectively, and is recorded within Cost of sales, General and administrative and Research and development on the condensed consolidated statements of operations and comprehensive income (loss).
Estimated future amortization expense is as follows:

Amortization Expense
2025 (excluding the first six months of fiscal year 2025)	$10,808
2026	21,616
2027	21,234
2028	20,073
2029	18,853
2030 and thereafter	78,761
Total	$171,345

Note 9. Goodwill and Intangible Assets
There was no goodwill on the consolidated balance sheets during the Predecessor periods. For the Successor period from October 2, 2024 through December 31, 2024, there was $667,936 of goodwill recognized in connection with the Business Combination and no change to this value as of December 31, 2024. Refer to Note 8. Business Combinations for details.
The following table summarizes intangible assets, net:

		December 31, 2024 (Successor)
Intangible Asset	Weighted-Average Amortization Period (years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade names	16.0	17,800	(277)	17,523
Customer relationships	3.0	4,600	(382)	4,218
Developed technology	9.1	165,100	(4,718)	160,382
Other finite-lived intangible assets	3.0	30	—	30
Total intangible assets		$187,530	$(5,377)	$182,153

There were no intangible assets on the consolidated balance sheets during the Predecessor periods; therefore, no amortization expense was recognized. Amortization expense was $5,377 for the Successor period from October 2, 2024 through December 31, 2024 and is recorded on the consolidated statements of operations and comprehensive income (loss).
Estimated future amortization expense is as follows:

Amortization Expense
2025	$21,616
2026	21,616
2027	21,234
2028	20,073
2029	18,853
Thereafter	78,761
Total	$182,153